DEFERRED INCOME TAXES - Disclosure of detailed information about deferred tax assets expiration (Details) - Unused non-capital losses [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward of unused tax losses	$ 21,266
Canada [Member] | Expire 2020 - 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward of unused tax losses	549
Canada [Member] | Expire 2027 - 2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward of unused tax losses	20,718
United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward of unused tax losses	19,595
United States [Member] | Expire 2020 - 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward of unused tax losses	0
United States [Member] | Expire 2027 - 2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward of unused tax losses	$ 19,595